UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22208

Valued Advisers Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Bryan W. Ashmus

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	10/31

Date of reporting period:	7/31/2018

Item 1. Schedule of Investments.

DANA LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

COMMON STOCKS — 98.43%	Shares	Fair Value

Consumer Discretionary — 12.70%
Best Buy Company, Inc.	53,000	$3,976,590
Comcast Corporation, Class A	113,000	4,043,140
D.R. Horton, Inc.	91,000	3,976,700
Home Depot, Inc. (The)	19,400	3,831,888
Lear Corporation	21,000	3,782,730
PVH Corporation	24,800	3,807,296
Royal Caribbean Cruises Ltd.	35,800	4,036,808
		27,455,152
Consumer Staples — 6.61%
Ingredion, Inc.	300	30,390
Keurig Dr Pepper, Inc.	1,000	24,010
Kimberly-Clark Corporation	35,000	3,985,100
Philip Morris International, Inc.	42,800	3,693,640
Sysco Corporation	53,000	3,562,130
Tyson Foods, Inc., Class A	52,000	2,997,800
		14,293,070
Energy — 6.15%
Chevron Corporation	32,400	4,091,148
Exxon Mobil Corporation	44,400	3,619,044
ONEOK, Inc.	24,000	1,690,560
Valero Energy Corporation	33,000	3,905,550
		13,306,302
Financials — 13.86%
American Express Company	32,800	3,264,256
Bank of America Corporation	123,000	3,798,240
Citizens Financial Group, Inc.	92,000	3,659,760
JPMorgan Chase & Company	33,000	3,793,350
KeyCorp	190,000	3,965,300
Morgan Stanley	78,400	3,963,904
Prudential Financial, Inc.	36,000	3,632,760
Starwood Property Trust, Inc.	170,000	3,882,800
		29,960,370
Health Care — 14.14%
AbbVie, Inc.	44,400	4,095,012
Amgen, Inc.	23,200	4,559,960
Baxter International, Inc.	58,200	4,216,590
Johnson & Johnson	31,000	4,108,120
Pfizer, Inc.	122,400	4,887,432
Stryker Corporation	26,000	4,244,500

See accompanying notes which are an integral part of these schedules of investments.

DANA LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

COMMON STOCKS — 98.43% - continued	Shares	Fair Value
Health Care — 14.14% - continued
UnitedHealth Group, Inc.	17,600	$4,456,672
		30,568,286
Industrials — 9.63%
Boeing Company (The)	11,800	4,204,340
Caterpillar, Inc.	28,600	4,112,680
Delta Air Lines, Inc.	76,600	4,168,572
Norfolk Southern Corporation	24,800	4,191,200
Waste Management, Inc.	46,000	4,140,000
		20,816,792
Information Technology — 25.20%
Alphabet, Inc., Class A(a)	3,700	4,540,714
Apple, Inc.	26,200	4,985,598
Broadridge Financial Solutions, Inc.	35,800	4,044,684
CDW Corporation	50,000	4,204,500
Cisco Systems, Inc.	100,000	4,229,000
DXC Technology Company	49,000	4,152,260
Facebook, Inc., Class A(a)	22,600	3,900,308
Intel Corporation	84,000	4,040,400
Lam Research Corporation	23,400	4,460,976
MasterCard, Inc., Class A	22,000	4,356,000
Microchip Technology, Inc.	28,000	2,616,040
Microsoft Corporation	45,000	4,773,600
TE Connectivity Ltd.	44,800	4,191,936
		54,496,016
Materials — 2.52%
Albemarle Corporation	300	28,260
Packaging Corporation of America	23,400	2,641,860
Steel Dynamics, Inc.	59,000	2,778,310
		5,448,430
Real Estate — 2.76%
American Tower Corporation, Class A	20,400	3,024,096
Prologis, Inc.	45,000	2,952,900
		5,976,996
Telecommunication Services — 1.93%
AT&T, Inc.	67,000	2,141,990
T-Mobile US, Inc.(a)	34,000	2,040,000
		4,181,990
Utilities — 2.93%
CenterPoint Energy, Inc.	115,000	3,275,200

See accompanying notes which are an integral part of these schedules of investments.

DANA LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

COMMON STOCKS — 98.43% - continued	Shares	Fair Value
Utilities — 2.93% - continued
Exelon Corporation	72,000	$3,060,000
		6,335,200

Total Common Stocks (Cost $177,736,485)		212,838,604

MONEY MARKET FUNDS - 0.06%

Federated Government Obligations Fund, Institutional Class, 1.78%(b)	121,426	121,426

Total Money Market Funds (Cost $121,426)		121,426

Total Investments — 98.49% (Cost $177,857,911)		212,960,030

Other Assets in Excess of Liabilities — 1.51%		3,263,737

NET ASSETS — 100.00%		$216,223,767

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2018.

See accompanying notes which are an integral part of these schedules of investments.

DANA SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

COMMON STOCKS — 99.98%	Shares	Fair Value

Consumer Discretionary — 13.17%
Boot Barn Holdings, Inc.(a)	15,477	$362,007
G-III Apparel Group, Ltd.(a)	7,745	353,947
Marcus Corporation (The)	10,748	414,335
Marriott Vacations Worldwide Corporation	2,921	347,920
Ruth's Hospitality Group, Inc.	12,059	349,108
TopBuild Corporation(a)	4,442	329,952
Urban Outfitters, Inc.(a)	7,459	331,180
Weight Watchers International, Inc.(a)	3,881	347,466
		2,835,915
Consumer Staples — 2.44%
Central Garden & Pet Company(a)	5,963	257,423
Chefs' Warehouse, Inc. (The)(a)	9,952	268,206
		525,629
Energy — 5.34%
Delek US Holdings, Inc.	5,168	275,558
Matador Resources Company(a)	8,591	287,799
ProPetro Holding Corporation(a)	17,498	287,667
SRC Energy, Inc.(a)	26,343	298,202
		1,149,226
Financials — 17.99%
Berkshire Hills Bancorp, Inc.	9,378	380,747
Cadence Bancorporation	13,652	371,744
CenterState Bank Corporation	12,532	347,763
First Bancorp	9,401	389,389
First Merchants Corporation	7,482	353,150
Primerica, Inc.	3,664	420,627
Stifel Financial Corporation	7,263	400,409
United Community Banks, Inc.	12,570	377,477
Universal Insurance Holdings, Inc.	10,701	475,125
Western Alliance Bancorporation(a)	6,337	359,435
		3,875,866
Health Care — 15.68%
AMN Healthcare Services, Inc.(a)	5,063	306,312
ANI Pharmaceuticals, Inc.(a)	4,898	327,921
BioTelemetry, Inc.(a)	7,149	375,322
Corcept Therapeutics, Inc.(a)	21,150	277,700
Emergent BioSolutions, Inc.(a)	6,761	367,460
HMS Holdings Corporation(a)	13,745	328,918
Ligand Pharmaceuticals, Inc., Class B(a)	1,658	361,991

See accompanying notes which are an integral part of these schedules of investments.

DANA SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

COMMON STOCKS — 99.98% - continued	Shares	Fair Value
Health Care — 15.68% - continued
Merit Medical Systems, Inc.(a)	7,104	$385,747
Supernus Pharmaceuticals, Inc.(a)	6,236	330,196
Tabula Rasa HealthCare, Inc.(a)	5,441	316,884
		3,378,451
Industrials — 15.29%
ASGN, Inc.(a)	4,209	380,073
Comfort Systems USA, Inc.	7,213	400,683
Harsco Corporation(a)	13,009	329,777
MasTec, Inc.(a)	6,359	296,011
Patrick Industries, Inc.(a)	5,434	332,833
SkyWest, Inc.	5,430	325,257
Tetra Tech, Inc.	5,435	330,448
Timken Company (The)	6,337	312,097
TriNet Group, Inc.(a)	6,226	335,270
Wabash National Corporation	12,677	251,005
		3,293,454
Information Technology — 14.66%
Advanced Energy Industries, Inc.(a)	4,936	302,281
Alarm.com Holdings, Inc.(a)	8,820	378,114
Bottomline Technologies (de), Inc.(a)	6,551	353,099
Five9, Inc.(a)	9,361	298,616
MKS Instruments, Inc.	2,791	263,191
Quantenna Communications, Inc.(a)	20,889	332,762
RealPage, Inc.(a)	6,697	369,005
Rudolph Technologies, Inc.(a)	9,479	271,099
Trade Desk, Inc. (The), Class A(a)	3,567	300,769
Upland Software, Inc.(a)	9,194	287,956
		3,156,892
Materials — 4.50%
AdvanSix, Inc.(a)	8,234	333,230
Ferro Corporation(a)	13,481	303,592
PolyOne Corporation	7,430	333,236
		970,058
Real Estate — 6.98%
CoreSite Realty Corporation	3,413	382,597
Monmouth Real Estate Investment Corporation, Class A	21,707	361,856
Preferred Apartment Communities, Inc., Class A	22,006	372,342
STAG Industrial, Inc.	14,163	386,933
		1,503,728

See accompanying notes which are an integral part of these schedules of investments.

DANA SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

COMMON STOCKS — 99.98% - continued	Shares	Fair Value
Telecommunication Services — 0.77%
Vonage Holdings Corporation(a)	12,941	$165,774

Utilities — 3.16%
Chesapeake Utilities Corporation	4,058	340,263
Southwest Gas Holdings, Inc.	4,354	340,483
		680,746

Total Common Stocks (Cost $18,216,845)		21,535,739

MONEY MARKET FUNDS - 0.11%

Federated Government Obligations Fund, Institutional Class, 1.78%(b)	23,826	23,826

Total Money Market Funds (Cost $23,826)		23,826

Total Investments — 100.09% (Cost $18,240,671)		21,559,565

Liabilities in Excess of Other Assets — (0.09)%		(19,078)

NET ASSETS — 100.00%		$21,540,487

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At July 31, 2018, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation
Dana Large Cap Equity Fund	$177,865,792	$37,369,742	$(2,275,504)	$35,094,238
Dana Small Cap Equity Fund	18,248,557	3,803,508	(492,500)	3,311,008

At July 31, 2018, the difference between book basis and tax basis unrealized appreciation for the Dana Large Cap Equity Fund and Dana Small Cap Equity Fund was attributable primarily to the tax deferral of losses on wash sales and the return of capital adjustments from real estate investment trusts.

See accompanying notes which are an integral part of these schedules of investments.

Dana Funds

Notes to the Schedule of Investments

July 31, 2018

(Unaudited)

The Dana Large Cap Equity Fund (the “Large Cap Fund”) and the Dana Small Cap Equity Fund (the “Small Cap Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (“Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, Dana Investment Advisors, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2018:

Large Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$212,838,604	$-	$-	$212,838,604
Money Market Funds	121,426	-	-	121,426
Total	$212,960,030	$-	$-	$212,960,030

Small Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$21,535,739	$-	$-	$21,535,739
Money Market Funds	23,826	-	-	23,826
Total	$21,559,565	$-	$-	$21,559,565

*	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Funds did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of July 31, 2018 based on input levels assigned at October 31, 2017.

FOUNDRY PARTNERS FUNDAMENTAL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

COMMON STOCKS — 94.37%	Shares	Fair Value

Consumer Discretionary — 13.54%
Aaron's, Inc.	37,004	$1,602,643
Adtalem Global Education, Inc.(a)	49,364	2,692,806
American Axle & Manufacturing Holdings, Inc.(a)	175,787	2,939,158
Big Lots, Inc.	33,517	1,455,643
Bloomin' Brands, Inc.	107,929	2,087,347
Cooper Tire & Rubber Company	64,543	1,842,703
Group 1 Automotive, Inc.	15,250	1,067,348
Helen of Troy Ltd.(a)	13,977	1,601,065
John Wiley & Sons, Inc., Class A	24,374	1,539,218
KB Home	121,491	2,885,412
M/I Homes, Inc.(a)	46,523	1,203,085
Meredith Corporation	44,473	2,363,740
Movado Group, Inc.	19,906	991,319
TEGNA, Inc.	128,807	1,420,741
Wolverine World Wide, Inc.	46,585	1,648,177
		27,340,405
Consumer Staples — 1.16%
Energizer Holdings, Inc.	36,734	2,339,221

Energy — 4.34%
Alliance Resource Partners LP	49,810	1,014,879
Cosan Ltd., Class A	79,225	640,138
Denbury Resources, Inc.(a)	366,972	1,655,044
Gran Tierra Energy, Inc.(a)	378,409	1,260,102
Hi-Crush Partners LP	86,697	1,322,129
Southwestern Energy Company(a)	361,513	1,858,176
W&T Offshore, Inc.(a)	173,189	1,201,932
Whiting Petroleum Corporation(a)	22,953	1,139,616
		10,092,016
Financials — 24.31%
AllianceBernstein Holding LP	80,682	2,436,596
Apollo Commercial Real Estate Finance, Inc.	112,738	2,152,168
Associated Banc-Corporation	131,027	3,537,729
Berkshire Hills Bancorp, Inc.	29,454	1,195,832
Chemical Financial Corporation	16,499	937,143
CNO Financial Group, Inc.	46,839	953,174
Donnelley Financial Solutions, Inc.(a)	51,048	1,061,798
F.N.B. Corporation	96,295	1,235,465

FOUNDRY PARTNERS FUNDAMENTAL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

First Midwest Bancorp, Inc.	112,495	3,000,242
Fulton Financial Corporation	243,081	4,217,455
Hancock Whitney Corporation	80,515	4,045,879
Hanover Insurance Group, Inc. (The)	12,117	1,519,714
International Bancshares Corporation	45,444	2,019,986
Nelnet, Inc., Class A	29,235	1,718,433
Old National Bancorp	240,495	4,677,628
TCF Financial Corporation	155,496	3,904,505
Umpqua Holdings Corporation	63,449	1,351,464
Waddell & Reed Financial, Inc., Class A	133,319	2,761,037
Washington Federal, Inc.	78,529	2,634,648
WesBanco, Inc.	40,010	1,955,289
Wintrust Financial Corporation	20,015	1,755,916
		49,072,101
Health Care — 2.29%
Charles River Laboratories International, Inc.(a)	8,315	1,033,555
LHC Group, Inc.(a)	12,289	1,057,837
Quality Systems, Inc.(a)	31,747	639,067
Select Medical Holdings Corporation(a)	90,664	1,885,811
		4,616,270
Industrials — 18.80%
AAR Corporation	59,088	2,801,362
Aegion Corporation(a)	42,344	1,049,284
Aircastle Ltd.	125,913	2,610,176
ArcBest Corporation	36,049	1,678,081
Barnes Group, Inc.	35,522	2,410,168
Briggs & Stratton Corporation	43,052	761,590
EMCOR Group, Inc.	33,678	2,591,522
EnerSys	32,694	2,683,197
Generac Holdings, Inc.(a)	51,690	2,778,338
Global Brass & Copper Holdings, Inc.	51,241	1,688,391
Hillenbrand, Inc.	58,570	2,940,215
Hyster-Yale Materials Handling, Inc., Class A	25,407	1,670,764
KBR, Inc.	100,066	1,999,319
Korn/Ferry International	25,616	1,690,144
Matthews International Corporation, Class A	30,742	1,615,492
Navigant Consulting, Inc.(a)	48,236	1,049,615
Park-Ohio Holdings Corporation	17,205	644,327
Regal Beloit Corporation	34,392	2,955,991
Universal Forest Products, Inc.	63,465	2,338,051
		37,956,027
Information Technology — 12.85%
AVX Corporation	68,566	1,424,801
Belden, Inc.	17,975	1,163,881

FOUNDRY PARTNERS FUNDAMENTAL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

Celestica, Inc.(a)	147,585	1,742,979
ChipMOS Technology, Inc. - ADR	34,188	498,461
Cohu, Inc.	25,798	649,594
Convergys Corporation	54,354	1,337,108
CSG Systems International, Inc.	46,140	1,876,514
Itron, Inc.(a)	36,173	2,213,788
Kulicke & Soffa Industries, Inc.	76,969	2,028,903
NETGEAR, Inc.(a)	10,392	684,313
Plantronics, Inc.	22,582	1,550,480
Sanmina Corporation(a)	58,508	1,702,583
ScanSource, Inc.(a)	24,143	995,899
Science Applications International Corporation	24,267	2,047,407
Sykes Enterprises, Inc.(a)	28,449	843,797
Tech Data Corporation(a)	24,995	2,084,833
Vishay Intertechnology, Inc.	123,760	3,094,000
		25,939,341
Materials — 9.38%
Cabot Corporation	37,832	2,500,696
Cleveland-Cliffs, Inc.(a)	69,101	745,600
Coeur Mining, Inc.(a)	159,537	1,116,759
Domtar Corporation	59,517	2,869,910
Hudbay Minerals, Inc.	95,823	498,280
Kraton Corporation(a)	50,298	2,418,831
Mercer International, Inc.	70,554	1,266,444
Owens-Illinois, Inc.(a)	84,161	1,572,127
Pan American Silver Corporation	107,810	1,775,630
Schnitzer Steel Industries, Inc., Class A	22,808	751,524
Stepan Company	24,085	2,109,364
		17,625,165
Real Estate — 4.77%
Ashford Hospitality Trust, Inc.	232,512	1,836,845
Brandywine Realty Trust	129,939	2,142,694
Hospitality Properties Trust	26,651	753,424
Lexington Realty Trust	228,374	2,007,407
Medical Properties Trust, Inc.	116,428	1,677,727
Select Income REIT	58,281	1,215,159
		9,633,256
Utilities — 2.93%
ALLETE, Inc.	25,951	2,011,981
IDACORP, Inc.	18,921	1,783,115
Portland General Electric Company	46,886	2,126,749
		5,921,845

FOUNDRY PARTNERS FUNDAMENTAL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

Total Common Stocks (Cost $157,816,975)		190,535,647

MONEY MARKET FUNDS - 5.46%

Federated Government Obligations Fund, Institutional Class, 1.78%(b)	11,015,293	11,015,293

Total Money Market Funds (Cost $11,015,293)		11,015,293

Total Investments — 99.83% (Cost $168,832,268)		201,550,940

Other Assets in Excess of Liabilities — 0.17%		351,805

NET ASSETS — 100.00%		$201,902,745

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2018.

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

FOUNDRY PARTNERS FUNDAMENTAL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

At July 31, 2018, the cost and net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Tax Cost of Securities	$169,376,962

Gross Unrealized Appreciation	$36,165,519
Gross Unrealized Depreciation	(3,991,541)

Net Unrealized Appreciation on Investments	$32,173,978

At July 31, 2018, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and partnership basis adjustments.

Foundry Partners Fundamental Small Cap Value Fund

Notes to the Schedule of Investments

July 31, 2018 (Unaudited)

The Foundry Partners Fundamental Small Cap Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund holds Real Estate Investment Trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the REITs underlying taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from REITs that represent a return of capital or capital gains are recorded as a reduction of the cost of the REITs or as a realized gain, respectively.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation dates.

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (“Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing service of the Fund. These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, Foundry Partners, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$190,535,647	$-	$-	$190,535,647
Money Market Funds	11,015,293	-	-	11,015,293
Total	$201,550,940	$-	$-	$201,550,940

*	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of July 31, 2018 based on input levels assigned at October 31, 2017.

GREEN OWL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

COMMON STOCKS — 98.36%	Shares	Fair Value

Consumer Discretionary — 22.82%
CarMax, Inc.(a)	44,770	$3,343,424
CBS Corporation, Class B	67,430	3,551,537
Expedia Group, Inc.	13,000	1,739,920
General Motors Company	74,340	2,818,230
Harley-Davidson, Inc.	16,690	715,834
Mohawk Industries, Inc.(a)	11,600	2,184,976
Naspers Ltd., Class N - ADR	24,025	1,194,283
Starbucks Corporation	33,000	1,728,870
Walt Disney Company (The)	15,800	1,794,248
		19,071,322
Consumer Staples — 0.65%
Walgreen Boots Alliance, Inc.	8,075	546,032

Energy — 1.10%
Halliburton Company	21,700	920,514

Financials — 24.53%
American Express Company	15,000	1,492,800
Aon plc	16,395	2,353,502
Bank of America Corporation	82,975	2,562,268
Berkshire Hathaway, Inc., Class B(a)	28,815	5,701,624
Blackstone Group, L.P. (The)(b)	52,995	1,850,585
Citigroup, Inc.	29,000	2,084,810
Goldman Sachs Group, Inc. (The)	7,800	1,851,954
JPMorgan Chase & Company	22,575	2,594,996
		20,492,539
Health Care — 6.38%
Bayer AG (Germany)	11,956	1,331,769
Henry Schein, Inc.(a)	38,835	3,083,887
McKesson Corporation	7,300	916,880
		5,332,536
Industrials — 22.28%
AMERCO	7,497	2,826,969
American Airlines Group, Inc.	40,640	1,606,906
Boeing Company (The)	6,250	2,226,875
Delta Air Lines, Inc.	27,000	1,469,340
Jacobs Engineering Group, Inc.	48,524	3,281,678
Quanta Services, Inc.(a)	104,955	3,575,817
Robert Half International, Inc.	19,983	1,513,912

See accompanying notes which are an integral part of this schedule of investments.

GREEN OWL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

COMMON STOCKS — 98.36% - continued	Shares	Fair Value
Industrials — 22.28% - continued
United Parcel Service, Inc., Class B	11,520	$1,381,133
Valmont Industries, Inc.	5,253	733,581
		18,616,211
Information Technology — 15.35%
Alphabet, Inc., Class A(a)	773	948,641
Alphabet, Inc., Class C(a)	2,753	3,351,117
Analog Devices, Inc.	19,405	1,865,597
Apple, Inc.	25,735	4,897,113
Facebook, Inc., Class A(a)	10,200	1,760,316
		12,822,784
Materials — 2.12%
PPG Industries, Inc.	16,015	1,772,220

Real Estate — 3.13%
CBRE Group, Inc., Class A(a)	48,450	2,412,810
Howard Hughes Corporation (The)(a)	1,500	203,325
		2,616,135

Total Common Stocks (Cost $56,851,430)		82,190,293

MONEY MARKET FUNDS - 0.51%

Federated Treasury Obligations Fund - Institutional Class, 1.54%(c)	426,243	426,243

Total Money Market Funds (Cost $426,243)		426,243

Total Investments — 98.87% (Cost $57,277,673)		82,616,536

Other Assets in Excess of Liabilities — 1.13%		945,999

NET ASSETS — 100.00%		$83,562,535

(a)	Non-income producing security.
(b)	Master Limited Partnership
(c)	Rate disclosed is the seven day effective yield as of July 31, 2018.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At July 31, 2018, the cost and net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$25,845,709
Gross Unrealized Depreciation	(506,846)
Net Unrealized Appreciation on Investments	$25,338,863
Aggregate cost of securities for federal income tax purposes	$57,277,673

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments

July 31, 2018

(Unaudited)

The Green Owl Intrinsic Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These polices are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing agent at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments - continued

July 31, 2018

(Unaudited)

classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing service of the funds. These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, Kovitz Investment Group Partners, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount which the Fund might reasonably expect to receive upon the current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total

Common Stocks*	$82,190,293	$-	$-	$82,190,293
Money Market Funds	426,243	-	-	426,243
Total	$82,616,536	$-	$-	$82,616,536

*	Refer to the Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of July 31, 2018 based on input levels assigned at October 31, 2017.

SOUND MIND INVESTING FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

MUTUAL FUNDS - 89.64%	Shares	Fair Value

Advisory Research International Small Cap, Institutional Class	31,535	$442,747
Allianz NFJ Dividend Value Fund, Institutional Class	200	3,106
Allianz NFJ Small-Cap Value Fund, Institutional Class	162	4,035
American Century Equity Income Fund, Investor Class	100	906
American Century International Discovery Fund, Institutional Class	250	4,353
AMG GW&K U.S. Small Cap Growth Fund, Institutional Class	100	554
Artisan International Small Cap Fund, Investor Class	150	3,576
Artisan International Value Fund, Investor Class	150	5,643
Artisan Mid Cap Value Fund, Investor Class	279	6,562
Artisan Small Cap Fund, Investor Class	125	4,485
BBH Core Select Fund, Class N	100	2,121
Berkshire Focus Fund	90,898	2,346,995
BlackRock International Opportunities Portfolio, Institutional Class	100	2,976
Bridgeway Small-Cap Growth Fund, Class N	205	6,214
Bridgeway Small-Cap Value Fund, Class N	65,079	1,919,842
Bridgeway Ultra-Small Company Market Fund, Class N	562,401	8,807,196
Buffalo Small Cap Fund, Inc.	150	2,532
Champlain Small Company Fund, Institutional Class	100	2,296
Chartwell Small Cap Value Fund	118	2,475
Columbia Acorn International Fund, Class Z	100	4,564
Columbia Acorn Select Fund, Class Z	150	2,541
Columbia Contrarian Core Fund, Class Z	91	2,443
Columbia Small Cap Growth Fund I, Class Z	100	2,126
Davis Opportunity Fund, Class Y	100	4,088
Delaware Select Growth Fund, Institutional Class	100	4,578
Delaware Small Cap Value Fund, Institutional Class	100	7,170
Delaware Smid Cap Growth Fund, Institutional Class	173,495	5,935,268
Delaware Value Fund, Institutional Class	144	3,239
Deutsche Small Cap Core Fund, Institutional Class	52	1,783
DFA International Small Cap Value Portfolio, Institutional Class	100	2,201
DFA International Small Company Portfolio, Institutional Class	100	2,092
DFA U.S. Small Cap Value Portfolio, Institutional Class	100	4,046
Dreyfus Opportunistic Small Cap Fund	100	3,867
Fairholme Fund	100	1,826
Fidelity Mid-Cap Stock Fund	150	5,828
Fidelity Select Energy Portfolio	43,034	2,103,055
Fidelity Select Medical Technology and Devices Portfolio	28,175	1,440,008

See accompanying notes which are an integral part of this schedule of investments.

SOUND MIND INVESTING FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

Fidelity Select Retailing Portfolio	140,327	2,193,303
Fidelity Select Technology Portfolio	11,067	2,009,749
Fidelity Small Cap Discovery Fund	100	2,649
Fidelity Small Cap Stock Fund	150	2,814
Fidelity Small Cap Value Fund	150	3,107
Franklin Small Cap Value Fund, Advisor Class	100	6,103
Hartford International Opportunities Fund (The), Class Y	248	4,351
Heartland Value Fund	100	4,313
Hennessy Focus Fund, Investor Class	50	4,541
Hodges Small Cap Fund, Institutional Class	450,082	9,766,783
Hotchkis and Wiley Mid-Cap Value Fund, Institutional Class	24,270	972,991
Huber Capital Small Cap Value Fund, Institutional Class	123,100	2,374,593
Janus Henderson Contrarian Fund, Class T	85,411	1,807,289
Janus Henderson Mid Cap Value Fund, Class T	200	3,444
Janus Henderson Overseas Fund, Class T	100	3,325
Janus Henderson Venture Fund, Class T	100	8,568
JOHCM International Select Fund, Institutional Class	100	2,358
JPMorgan Disciplined Equity Fund, Institutional Class	100	2,970
JPMorgan Mid Cap Value Fund, Institutional Class	100	4,132
JPMorgan Small Cap Equity Fund, Select Class	100	6,188
JPMorgan Small Cap Growth Fund, Class L	732,075	15,344,285
Kinetics Paradigm Fund, Institutional Class	170,689	9,741,215
Kinetics Small Cap Opportunities Fund(a)	129,516	8,116,776
Longleaf Partners Fund	150	4,167
Longleaf Partners International Fund	100	1,706
Longleaf Partners Small-Cap Fund	100	2,984
Lord Abbett Developing Growth Fund, Inc., Institutional Class(a)	302,009	9,893,816
MainStay Mackay U.S. Equity Opportunities Fund, Institutional Class	100	1,023
Mairs and Power Small Cap Fund	100	2,769
Marsico International Opportunities Fund	95,071	2,000,301
Meridian Equity Income Fund, Investor Class	98,422	1,766,668
Miller Opportunity Trust, Institutional Class(a)	347,697	10,403,104
Morgan Stanley Growth Portfolio, Institutional Class	100	4,857
Morgan Stanley International Opportunity Portfolio, Class A	445,658	10,526,441
Morgan Stanley Multi-Cap Growth Trust, Institutional Class	281,768	12,000,498
Neuberger Berman Genesis Fund, Institutional Class	100	6,168
Nicholas Fund, Inc.	50	3,242
Oakmark International Fund, Investor Class	150	4,073
Oakmark International Small Cap Fund, Institutional Class	150	2,577
Oakmark Select Fund, Institutional Class	150	7,047
Oppenheimer International Small-Mid Company Fund, Class Y	100	5,382
Oppenheimer Mid Cap Value Fund, Class Y	100	5,898
Paradigm Micro-Cap Fund	43,599	1,588,737

See accompanying notes which are an integral part of this schedule of investments.

SOUND MIND INVESTING FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

PRIMECAP Odyssey Aggressive Growth Fund	100	4,941
Principal SmallCap Fund, Institutional Class	70,178	1,908,151
Principal SmallCap Growth Fund I, Institutional Class	200	3,132
ProFunds Consumer Services UltraSector ProFund, Investor Class	11,172	1,445,806
ProFunds Internet UltraSector ProFund, Investor Class	34,395	3,183,923
ProFunds Oil & Gas UltraSector, Investor Class	19,709	832,520
ProFunds Semiconductor UltraSector ProFund, Investor Class	29,149	1,794,413
ProFunds Technology UltraSector ProFund, Investor Class	21,717	2,768,283
Prudential Jennison International Opportunities Fund, Class Z	105,844	1,982,464
Royce Low-Priced Stock Fund, Investment Class	150	1,407
Royce Opportunity Fund, Investment Class	100	1,438
Royce Premier Fund, Investment Class	300	5,253
Royce Special Equity Fund, Institutional Class	150	3,351
T. Rowe Price International Discovery Fund	75	5,465
T. Rowe Price Mid-Cap Growth Fund	50	4,738
T. Rowe Price New Horizons Fund	100	6,130
T. Rowe Price Small-Cap Value Fund	100	5,244
Thornburg Value Fund, Institutional Class	100	7,368
TIAA-CREF International Equity Fund, Institutional Class	100	1,297
Toreador Core Fund, Institutional Class	296,570	5,533,989
Touchstone Sands Capital Institutional Growth Fund, Institutional Class	155,265	3,897,163
Touchstone Sands Capital Select Growth Fund, Class Y	100	1,771
Tweedy Browne Global Value Fund	150	4,392
Vanguard International Growth Fund, Admiral Class	120,381	12,159,694
Vanguard Strategic Equity Fund, Investor Class	100	3,605
Victory RS Small Cap Growth Fund, Class Y	100	9,525
Virtus KAR Small-Cap Growth Fund, Institutional Class	306,628	10,256,713
Wasatch Emerging Markets Small Cap Fund, Investor Class	1,000	2,990
Wasatch International Growth Fund, Investor Class	150	5,546
Wasatch International Opportunities Fund, Institutional Class	1,000	3,540

Total Mutual Funds (Cost $149,167,252)		169,560,894

EXCHANGE-TRADED FUNDS - 9.69%

First Trust Dow Jones Internet Index Fund(a)	13,720	1,857,688
Invesco Dynamic Biotechnology & Genome ETF	30,960	1,778,962
Invesco S&P SmallCap Health Care ETF	23,600	3,140,452
Invesco S&P SmallCap Industrials ETF	25,400	1,824,228
iShares Core S&P Small-Cap ETF	17,450	1,503,492
Oppenheimer S&P Ultra Dividend Revenue ETF	212,850	8,224,524

Total Exchange-Traded Funds (Cost $17,480,458)		18,329,346

See accompanying notes which are an integral part of this schedule of investments.

SOUND MIND INVESTING FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

MONEY MARKET FUNDS - 0.76%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.84%(b)	1,442,199	1,442,199

Total Money Market Funds (Cost $1,442,199)		1,442,199

Total Investments — 100.09% (Cost $168,089,909)		189,332,439

Liabilities in Excess of Other Assets — (0.09)%		(165,357)

NET ASSETS — 100.00%		$189,167,082

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2018.

ETF	- Exchange-Traded Fund

Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Fund the flexibility to increase investment in these funds in the future.

See accompanying notes which are an integral part of this schedule of investments.

SMI DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

EXCHANGE-TRADED FUNDS - 67.43%	Shares	Fair Value

SPDR® S&P 500® ETF(a)	184,970	$52,037,610
Vanguard Real Estate ETF(a)	504,710	41,355,937

Total Exchange-Traded Funds (Cost $80,046,477)		93,393,547

MONEY MARKET FUNDS - 32.62%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.84%(a) (b)	45,190,043	45,190,043

Total Money Market Funds (Cost $45,190,043)		45,190,043

Total Investments — 100.05% (Cost $125,236,520)		138,583,590

Liabilities in Excess of Other Assets — (0.05)%		(67,991)

NET ASSETS — 100.00%		$138,515,599

(a)	Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of July 31, 2018, the percentage of net assets invested in SPDR S&P 500 ETF, Vanguard Real Estate ETF and Fidelity Investments Money Market Government Portfolio were 37.57%, 29.86% and 32.62%, respectively, of the Fund.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2018.

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

SMI 50/40/10 FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

MUTUAL FUNDS - 40.78%	Shares	Fair Value

Advisory Research International Small Cap, Institutional Class	35,658	$500,644
Berkshire Focus Fund	12,209	315,240
Bridgeway Small-Cap Value Fund, Class N	38,053	1,122,556
Fidelity Select Energy Portfolio	5,211	254,641
Fidelity Select Retailing Portfolio	19,704	307,974
Fidelity Select Software & IT Services Portfolio	6,914	131,647
Fidelity Select Technology Portfolio	650	118,062
Hodges Small Cap Fund, Institutional Class	68,119	1,478,173
Huber Capital Small Cap Value Fund, Institutional Class	50,864	981,167
JPMorgan Small Cap Growth Fund, Class L	45,049	944,234
Kinetics Paradigm Fund, Institutional Class	25,629	1,462,639
Kinetics Small Cap Opportunities Fund, Institutional Class(a)	31,282	1,960,458
Lord Abbett Developing Growth Fund, Inc., Institutional Class(a)	60,845	1,993,281
Miller Opportunity Trust, Institutional Class(a)	54,238	1,622,790
Morgan Stanley International Opportunity Portfolio, Class A	71,549	1,689,993
Morgan Stanley Multi-Cap Growth Trust, Institutional Class	35,570	1,514,945
Oakmark International Fund, Investor Class	50	1,358
Oppenheimer International Small-Mid Company Fund, Class Y	16,830	905,764
ProFunds Consumer Services UltraSector ProFund, Investor Class	1,676	216,871
ProFunds Internet UltraSector ProFund, Investor Class	3,483	322,401
ProFunds Oil & Gas UltraSector, Investor Class	7,098	299,803
ProFunds Semiconductor UltraSector ProFund, Investor Class	58,262	3,586,600
ProFunds Technology UltraSector ProFund, Investor Class	2,245	286,228
Royce Opportunity Fund, Investment Class	100	1,438
Toreador Core Fund, Institutional Class	64,822	1,209,570
Touchstone Sands Capital Institutional Growth Fund, Institutional Class	56,312	1,413,442
Vanguard International Growth Fund, Admiral Class	6,454	651,908
Virtus KAR Small-Cap Growth Fund, Institutional Class	53,561	1,791,619
Wasatch International Growth Fund, Investor Class	100	3,697

Total Mutual Funds (Cost $25,042,375)		27,089,143

EXCHANGE-TRADED FUNDS - 42.76%

First Trust Dow Jones Internet Index Fund(a)	2,260	306,004
Invesco Dynamic Biotechnology & Genome ETF	5,550	318,903

See accompanying notes which are an integral part of this schedule of investments.

SMI 50/40/10 FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

Invesco S&P SmallCap Health Care ETF	23,870	3,176,381
Invesco S&P SmallCap Industrials ETF	3,800	272,916
iShares Core S&P Small-Cap ETF	3,350	288,636
iShares North American Tech Software ETF	1,640	304,253
Oppenheimer Ultra Dividend Revenue ETF	26,260	1,014,686
SPDR® S&P 500® ETF	39,925	11,232,100
SPDR® S&P® Biotech ETF	2,890	275,388
VanEck Vectors Retail ETF	1,280	131,866
Vanguard Real Estate ETF	135,230	11,080,746

Total Exchange-Traded Funds (Cost $26,172,528)		28,401,879

MONEY MARKET FUNDS - 16.12%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.84%(b)	10,706,770	10,706,770

Total Money Market Funds (Cost $10,706,770)		10,706,770

Total Investments — 99.66% (Cost $61,921,673)		66,197,792

Other Assets in Excess of Liabilities — 0.34%		227,204

NET ASSETS — 100.00%		$66,424,996

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2018.

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

SMI 50/40/10 FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

At July 31, 2018, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

	Sound Mind	SMI Dynamic
	Investing Fund	Allocation Fund	SMI 50/40/10 Fund

Gross appreciation	$21,704,945	$13,347,070	$4,314,851
Gross depreciation	(463,943)	-	(40,452)
Net appreciation on investments	$21,241,002	$13,347,070	$4,274,399

Tax cost of investments	$168,091,437	$125,236,520	$61,923,393

At July 31, 2018, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

SMI Funds

Notes to the Schedules of Investments

July 31, 2018

(Unaudited)

The Sound Mind Investing Fund ("SMI Fund"), SMI Dynamic Allocation Fund and SMI 50/40/10 Fund (each a "Fund" and collectively, the "Funds") are each investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

SMI Funds

Notes to the Schedules of Investments - continued

July 31, 2018

(Unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities and exchange-traded funds that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) of the mutual funds. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, SMI Advisory Services, LLC (the “Adviser”) may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

SMI Funds

Notes to the Schedules of Investments - continued

July 31, 2018

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2018:

	Valuation Inputs
SMI Fund	Level 1	Level 2	Level 3	Total

Mutual Funds	$169,560,894	$-	$-	$169,560,894
Exchange-Traded Funds	18,329,346	-	-	18,329,346
Money Market Funds	1,442,199	-	-	1,442,199
Total Investments	$189,332,439	$-	$-	$189,332,439

	Valuation Inputs
SMI Dynamic Allocation Fund	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$93,393,547	$-	$-	$93,393,547
Money Market Funds	45,190,043	-	-	45,190,043
Total Investments	$138,583,590	$-	$-	$138,583,590

	Valuation Inputs
SMI 50/40/10 Fund	Level 1	Level 2	Level 3	Total

Mutual Funds	$27,089,143	$-	$-	$27,089,143
Exchange-Traded Funds	28,401,879	-	-	28,401,879
Money Market Funds	10,706,770	-	-	10,706,770
Total Investments	$66,197,792	$-	$-	$66,197,792

The Funds did not hold any investments at the end of the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of July 31, 2018 based on input levels assigned at October 31, 2017.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Valued Advisers Trust

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	9/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	9/25/2018

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	9/25/2018